Note 36 - Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Deposits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deposits (Transactions with Subsidiaries, Joint Ventures and Associates)
Deposits outstanding, beginning of year	€ 58	€ 68
Movement in deposits during the period	(8)	(11)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	1
Deposits outstanding, end of year	€ 49	€ 58